Income Taxes (Composition of Income Before Provision for Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	$ 1,173	$ 1,194
Canada
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	171	173
United States
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	964	1,063
Other
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	$ 38	$ (42)